Intangible Assets	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets

NOTE 10	Intangible Assets
Intangible assets consisted of the following:

At December 31 (Dollars in Millions)	2024	2023
Goodwill	$12,536	$12,489
Core deposit benefits	1,702	2,134
Mortgage servicing rights	3,369	3,377
Other identified intangibles	476	573
Total	$18,083	$18,573
Aggregate amortization expense consisted of the following:

Year Ended December 31 (Dollars in Millions)	2024	2023	2022
Core deposit benefits	$432	$481	$53
Other identified intangibles	137	155	162
Total	$569	$636	$215
The estimated amortization expense for the next five years is as follows:

(Dollars in Millions)
2025	$489
2026	422
2027	353
2028	290
2029	223
The following table reflects the changes in the carrying value of goodwill for the years ended December 31, 2024, 2023 and 2022:

(Dollars in Millions)	Wealth, Corporate, Commercial and Institutional Banking	Consumer and Business Banking	Payment Services	Treasury and Corporate Support	Consolidated Company
Balance at December 31, 2021	$3,673	$3,245	$3,344	$—	$10,262
Goodwill acquired	918	1,220	11	—	2,149
Foreign exchange translation and other	(2)	—	(36)	—	(38)
Balance at December 31, 2022	$4,589	$4,465	$3,319	$—	$12,373
Goodwill acquired	235	(139)	—	—	96
Foreign exchange translation and other	1	—	19	—	20
Balance at December 31, 2023	$4,825	$4,326	$3,338	$—	$12,489
Goodwill acquired	—	—	80	—	80
Foreign exchange translation and other	(2)	—	(31)	—	(33)
Balance at December 31, 2024	$4,823	$4,326	$3,387	$—	$12,536